UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Report to Shareholders

International Equity Index Fund	April 30, 2012

The views and opinions in this report were current as of April 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International equities delivered positive returns during the six months ended April 30, 2012, amid ongoing political and economic turmoil in the eurozone and sluggish economic growth in the U.S. The U.S. presidential election, the strength of the economy, and the unfolding of events in Europe are likely to dominate global financial markets in the months ahead.

The fund returned 3.80% during the six-month period ended April 30, 2012, compared with 2.84% for the FTSE All World Developed ex North America Index. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE index.

MARKET REVIEW

Europe foundered on the shoals of high unemployment, which rose above 10% even in some of the eurozone’s stronger economies, and contracting economic activity. All eyes—indeed, the eyes of the entire global financial and investment community—focused on two key elections on May 6 after the close of the reporting period. France commanded center stage with a polarizing runoff between French President Nicolas Sarkozy and his Socialist challenger, François Hollande. Hollande stated explicitly during the campaign that Germany should not be dictating fiscal policy to France—or to the rest of Europe, for that matter. He presented, instead, a so-called growth compact of reduced cuts in government spending and a continuation of the social welfare programs that have proven unsustainable over the long haul.

In Greece, a plethora of left- and right-wing parties challenged the establishment powers that have dominated Greek politics for decades. A measure of investors’ confidence in Greece’s ability to resolve the dilemma was the breathtaking 21% yield on Greek government bonds. It is hardly encouraging that Germany, the eurozone’s strongest economy relatively speaking, is itself tottering on the brink of recession and is unable to keep playing the role of Europe’s bank of final resort.

At the end of the day, the election results were somewhat disquieting. Hollande bested Sarkozy in France, and an unwieldy assortment of antiestablishment forces prevailed in Greece. Hollande and German Chancellor Angela Merkel seem poised to embark on a bad political and economic marriage that is likely to worsen over time with their diametrically opposed views on how to resurrect the European economy. The main question is whether the two leaders can come to terms and guarantee the survival of a united eurozone in its present form or whether its eventual dissolution is all but inevitable. Investors were less than thrilled by the results and sent both the euro and global equities markets sliding in the wake of the elections.

Japan was still reeling from the horrific shockwaves of earthquakes, tsunamis, and extensive damage to the country’s nuclear generating capacity. China, the major economic power in Asia, announced that growth has slowed significantly, which threatened to derail the developing economies in the region along with global growth in general. Through it all, most regions of the world managed to generate positive stock market returns during the past six months. France was the weakest in the developed world, while Brazil was a laggard in the emerging markets sphere.

PORTFOLIO HIGHLIGHTS

The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in stocks in proportion to their index weighting.

At the end of April, Europe represented 60% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification pie chart for a breakdown of regional allocations). Financial stocks were the largest sector at 21.3% of assets, followed by industrials and business services (12.5%), consumer staples (11.1%), consumer discretionary (10.9%), materials (9.9%), health care (8.5%), energy (7.9%), and other sectors making up the balance.

Information technology stocks contributed most to international equity results during the past six months, followed by reasonably good performance from financials and industrials and business services. Your fund was well represented in all three sectors, with key holdings in South Korea’s Samsung Electronics and the UK’s Vodafone; the UK’s HSBC, one of the world’s largest banking and financial services companies; and Germany’s Siemens, a global powerhouse in electronics and electrical engineering operating in the industrial, energy, and health care sectors. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

The weakest groups during our reporting period were energy and consumer discretionary. Our major positions in those areas included the UK’s Royal Dutch Shell and BP in energy and British American Tobacco and Japan’s Toyota Motor in the latter category. Energy stocks came under pressure late in the period as oil prices peaked and fell from their earlier highs, while weak demand from developed world consumers hampered discretionary purchases.

At the end of April, the portfolio contained a broad cross section of stocks from various sectors and countries. In addition to the companies already mentioned, other top holdings included Switzerland’s Nestle and Novartis, and Australia’s BHP Billiton. The fund is structured to mirror its benchmark index and give investors exposure to the major international markets in the developed world.

INVESTMENT OUTLOOK

Our outlook for stocks in the developed non-U.S. markets over the rest of 2012 is clouded by concerns about events evolving in the eurozone and the potential growth rates for companies in the region. The risks in Europe have intensified in the wake of the recent elections, and stock valuations are less appealing than they were six months ago. In the U.S.—where we do not invest—we have concerns about how investor sentiment will be affected by the runup to the fall elections. The debate about the direction of U.S. fiscal policy in 2013 will only grow more heated through the summer and into the early fall of this year, and any outcomes are likely to affect international equity markets as well as those in the U.S.

Japan presents other risks, as both top-down and bottom-up issues serve as a barrier. The strength of the yen versus other major currencies is problematic for Japan’s major companies, which depend largely on exports for earnings growth. In addition, Japanese corporate culture is not often focused on adopting measures to maximize return-on-capital growth. Growth in the Pacific Rim countries outside Japan could be affected by a slowdown in China’s economic output. There is little question that growth in the region has been weakening, but inflation risks are receding and governments have begun to loosen monetary policy as a result, which should stimulate further economic growth.

As always, shareholders should be aware that we do not make investment decisions based on market forecasts or prospects for individual companies. Rather, our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index in all market conditions. It is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

May 18, 2012

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE All World Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim.

Gross domestic product (GDP): The total market value of all goods and services produced in a country in a given year.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 4/30/12
Royal Dutch Shell, United Kingdom	1.9%
Nestle, Switzerland	1.8
Samsung Electronics, South Korea	1.5
HSBC, United Kingdom	1.3
Vodafone, United Kingdom	1.2
Novartis, Switzerland	1.1
BP, United Kingdom	1.1
Roche Holding-Genusscheine, Switzerland	1.1
GlaxoSmithKline, United Kingdom	1.0
BHP Billiton, Australia	0.9
Total, France	0.9
British American Tobacco, United Kingdom	0.8
Sanofi, France	0.8
Toyota Motor, Japan	0.8
Commonwealth Bank of Australia, Australia	0.7
Siemens, Germany	0.7
Rio Tinto, United Kingdom	0.7
BG Group, United Kingdom	0.7
BASF, Germany	0.6
BHP Billiton, United Kingdom	0.6
Novo Nordisk, Denmark	0.6
Westpac Bank, Australia	0.6
Mitsubishi UFJ Financial, Japan	0.6
Telefonica, Spain	0.6
Australia & New Zealand Banking, Australia	0.5
Total	23.1%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 4/30/12	Year Ended 10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
NET ASSET VALUE						
Beginning of period	$ 10.88	$ 11.77	$ 10.92	$ 9.02	$ 17.39	$ 14.12
Investment activities						
Net investment income(1)	0.16	0.35	0.27	0.28	0.45	0.44
Net realized and unrealized gain (loss)	0.21	(0.95)	0.86	1.98	(8.32)	3.19
Total from investment activities	0.37	(0.60)	1.13	2.26	(7.87)	3.63
Distributions						
Net investment income	(0.34)	(0.28)	(0.27)	(0.36)	(0.38)	(0.28)
Net realized gain	–	(0.01)	(0.01)	–	(0.12)	(0.08)
Total distributions	(0.34)	(0.29)	(0.28)	(0.36)	(0.50)	(0.36)
NET ASSET VALUE						
End of period	**$ 10.91**	**$ 10.88**	**$ 11.77**	**$ 10.92**	**$ 9.02**	**$ 17.39**

Ratios/Supplemental Data						
Total return(2)	**3.80%**	**(5.27)%**	**10.49%**	**25.96%**	**(46.45)%**	**26.22%**
Ratio of total expenses to average net assets	0.50%(3)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.10%(3)	2.96%	2.45%	3.06%	3.20%	2.83%
Portfolio turnover rate	4.7%	30.0%	12.8%	23.4%	29.5%	30.5%
Net assets, end of period (in thousands)	$ 369,133	$ 351,857	$ 437,627	$ 403,264	$ 327,965	$ 634,781

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	14,516	281
Total Argentina (Cost $259)		281
AUSTRALIA 8.2%		
Common Stocks 8.0%		
Adelaide Brighton	14,157	45
AGL Energy	13,871	217
Alumina	72,637	88
Amcor	37,528	294
AMP	85,755	382
Ansell	3,939	61
APA Group	19,480	106
Aquila Resources	4,624	23
Aristocrat Leisure	15,841	51
Asciano	29,983	148
ASX	5,336	178
Atlas Iron	27,284	80
Australand Property Group	9,726	27
Australia & New Zealand Banking	80,813	2,013
Bank of Queensland	8,426	66
Bendigo & Adelaide Bank	10,992	86
BHP Billiton	91,918	3,405
BlueScope Steel (1)	97,693	40
Boral	22,438	88
Brambles	45,475	343
Caltex Australia	4,019	58
Campbell Brothers	2,073	148
CFS Retail Property, Equity Units	65,401	131
Challenger	17,010	71
Charter Hall Office, Equity Units	14,503	47
Coca-Cola Amatil	17,398	226
Cochlear	1,677	115

Commonwealth Bank of Australia	48,319	2,616
Commonwealth Property Office, Equity Units	72,944	79
Computershare	17,081	150
Consolidated Media	6,663	23
Crown	17,485	166
CSL	16,368	625
CSR	15,031	27
Dexus Property Group	144,042	140
Downer EDI (1)	13,191	50
DuluxGroup	10,710	35
Echo Entertainment	20,300	95
Energy Resources of Australia (1)	6,366	11
Envestra	34,200	28
Fairfax Media	21,003	15
Flight Centre	2,209	49
Fortescue Metals Group	71,182	418
Goodman Fielder	58,211	40
Goodman Group	44,435	167
GPT Group, Equity Units	57,039	194
Gunns (1)	28,047	5
GWA Group	10,750	22
Harvey Norman Holdings	23,573	50
Iluka Resources	12,871	228
Incitec Pivot	49,949	170
Insurance Australia	63,675	235
IOOF Holdings	6,840	44
James Hardie Industries, GDR	12,867	100
Leighton Holdings	5,172	111
Lend Lease	16,835	131
Lynas (1)	49,033	57
Macquarie Atlas Roads (1)	13,412	23
Macquarie Group	10,624	323
Metcash Trading	22,665	94
Mirvac Group	103,402	140

National Australia Bank	67,663	1,779
New Hope	7,378	37
Newcrest Mining	23,443	642
Nufarm	5,923	30
Oil Search	40,217	308
Onesteel	39,465	54
Orica	11,188	313
Origin Energy	32,719	452
OZ Minerals	9,804	95
Paladin Energy (1)	25,467	42
Perpetual	1,292	34
Platinum Asset Management	6,618	30
Qantas Airways (1)	33,038	56
QBE Insurance	33,588	484
QR National	55,788	212
Ramsay Health Care	4,467	93
Rio Tinto	13,423	928
Santos	28,498	416
Seven West Media	5,435	17
Sims Metal Management	5,998	89
Sonic Healthcare	11,940	157
SP Ausnet	40,489	47
Stockland	73,255	237
Suncorp Group	39,550	335
Sydney Airport, Equity Units	22,161	67
Tabcorp Holdings	20,300	61
Tatts Group	40,536	109
Telstra	134,793	497
Ten Network Holdings	23,207	20
Toll Holdings	21,829	133
Transurban Group	44,305	271
Treasury Wine Estates	19,157	86
Wesfarmers	28,515	900
Wesfarmers, Price Protected Shares	6,904	225

Westfield Group, REIT	70,941	683
Westfield Retail Trust, REIT	93,885	266
Westpac Bank	92,865	2,199
Whitehaven Coal	11,347	63
Woodside Petroleum	18,288	665
Woolworths	37,271	1,007
WorleyParsons	7,429	219
		29,556

Mutual Funds 0.2%

iShares MSCI Australia Index Fund, ETF (USD)	30,000	715
		715
Total Australia (Cost $23,792)		30,271

AUSTRIA 0.3%

Common Stocks 0.3%

Andritz	2,334	122
Erste Group Bank	8,713	201
Immoeast, EC (1)	16,465	–
Immofinanz	32,193	113
OMV (2)	4,965	168
Raiffeisen Bank International (2)	1,746	58
Strabag	1,018	27
Telekom Austria	10,243	112
Verbund	2,027	57
Vienna Insurance Group	1,143	47
Voestalpine	5,161	167
Total Austria (Cost $1,705)		1,072

BELGIUM 1.0%

Common Stocks 1.0%

Ageas (2)	79,414	145

Anheuser-Busch InBev (2)	24,491	1,765
Anheuser-Busch InBev, Strips (1)	11,328	—
Bekaert	1,346	40
Belgacom (2)	5,232	149
Colruyt	2,075	85
Delhaize	3,108	151
Dexia (2)	17,403	5
Groupe Bruxelles Lambert (2)	2,480	172
KBC (2)	5,472	106
Mobistar	536	20
SES, GDR (2)	10,236	245
Solvay	1,298	158
Telenet	2,539	109
UCB (2)	4,202	196
Umicore (2)	3,689	200
Total Belgium (Cost $3,262)		3,546

CHILE 0.1%

Common Stocks 0.1%

Antofagasta (GBP)	12,122	232
Total Chile (Cost $87)		232

CHINA 1.0%

Common Stocks 1.0%

AAC Technologies Holdings (HKD)	28,000	83
Agile Property (HKD) (2)	42,000	55
Alibaba.com (HKD) (1)	45,000	77
Anta Sports Products (HKD) (2)	28,000	28
Belle International Holdings (HKD)	195,000	383
Bosideng International Holdings (HKD)	68,000	20
Chaoda Modern Agriculture (HKD) (1)(2)	100,464	14
China Dongxiang Group (HKD)	84,000	11

China High Speed Transmission (HKD)	41,000	20
China Huiyuan Juice (HKD) (2)	21,000	7
China Mengniu Dairy (HKD)	41,000	127
China Rongsheng Heavy Industry (HKD) (2)	106,500	27
China Travel International Investment (HKD)	84,000	17
China Yurun Food Group (HKD)	42,000	54
China Zhongwang Holdings (HKD)	48,400	20
Country Garden (HKD) (1)(2)	99,000	43
ENN Energy Holdings (HKD)	24,000	84
Evergrande Real Estate (HKD) (2)	177,000	102
Fosun International (HKD)	57,500	34
GCL Poly Energy Holdings (HKD) (2)	230,000	60
Golden Eagle Retail Group (HKD)	17,000	45
Gome Electrical Appliances (HKD) (2)	388,920	71
Greentown China Holdings (HKD) (2)	23,500	16
Guorun Holdings (HKD) (2)	110,000	41
Hengan International Group (HKD)	28,000	297
Hidili Industry International Development (HKD) (2)	31,000	11
Hopewell Highway Infrastructure (HKD) (2)	26,500	14
Hopson Development (HKD) (2)	22,000	13
Huabao International (HKD) (2)	72,000	37
Kingboard Chemicals (HKD)	18,500	52
Kingboard Laminates Holding (HKD)	26,500	12
KWG Property (HKD)	38,500	25
Lee & Man Paper Manufacturing (HKD)	54,400	26
Li Ning (HKD)	23,500	22
Longfor Properties (HKD) (1)(2)	30,500	49
New World China Land (HKD)	64,200	20
Nine Dragons Paper (HKD)	41,000	34
Parkson Retail (HKD) (2)	42,000	47
Renhe Commercial Holdings (HKD)	322,000	19
Sany Heavy Equipment (HKD)	27,000	21
Semiconductor Manufacturing (HKD) (1)	647,000	32
Shimao Property (HKD) (2)	42,000	55

Shougang Fushan Resources Group (HKD) (2)	80,000	28
Shui On Land (HKD) (2)	77,450	32
Soho China (HKD)	62,000	48
Sun Art Retail (HKD) (1)	87,000	116
Tencent Holdings (HKD)	28,200	887
Want Want China Holdings (HKD)	203,000	250
Yangzijiang Shipbuilding (SGD)	54,000	51
Zhongsheng Group Holdings (HKD) (2)	17,500	35
Total China (Cost $3,073)		3,672

DENMARK 1.2%

Common Stocks 1.2%

Carlsberg, Class B	3,654	315
Coloplast, Class B	954	177
Danske Bank (1)	28,642	465
De Sammenslut Vogn	6,289	143
FLSmidth	1,640	115
H Lundbeck	1,758	35
Maersk, Class A	39	291
Maersk, Class B	33	258
Novo Nordisk, Class B	15,172	2,238
Novozymes, Class B	8,340	219
Rockwool International, B Shares	240	23
Tryg	761	42
Vestas Wind Systems (1)	6,064	53
William Demant Holding (1)	695	66
Total Denmark (Cost $3,112)		4,440

FINLAND 0.7%

Common Stocks 0.7%

Fortum	13,690	295
Kesko	1,990	53

Kone, B Shares	5,088	315
Metso	4,622	198
Neste Oil (2)	3,816	45
Nokia (2)	115,120	414
Nokian Renkaat	3,961	188
Outokumpu (1)	33,501	54
Rautaruukki	3,132	29
Sampo, A Shares	17,220	458
Sanoma (2)	1,452	15
Stora Enso, R Shares (2)	18,851	129
UPM-Kymmene	15,984	205
Wartsila, B Shares (2)	6,061	245
Total Finland (Cost $4,396)		2,643

FOREIGN/EUROPE 0.6%

Mutual Funds 0.6%

iShares MSCI EMU Index Fund, ETF (USD)	75,100	2,237
Total Foreign/Europe (Cost $2,138)		2,237

FRANCE 8.8%

Common Stocks 8.8%

Accor	7,006	242
Aeroports de Paris	1,219	103
Air France (1)(2)	4,468	21
Air Liquide (1)	8,698	1,119
Alcatel-Lucent (1)	71,222	110
Alstom	6,759	241
APERAM	1,732	29
ArcelorMittal	35,931	621
Arkema	1,852	164
Atos	2,075	134
AXA (1)(2)	71,320	1,010

BIC	1,132	125
Biomerieux	587	48
BNP Paribas	31,958	1,284
Bollore	147	32
Bouygues (2)	7,235	197
Bureau Veritas	1,679	150
Cap Gemini	4,761	186
Carrefour	20,883	419
Casino Guichard-Perrachon (1)	1,361	134
CGGVeritas (1)	4,644	132
Christian Dior (2)	2,229	336
Ciments Francais	323	21
CNP Assurances	5,276	74
Compagnie de Saint-Gobain	16,317	683
Credit Agricole	29,531	152
Danone	19,975	1,405
Dassault Systemes	1,865	181
EADS	12,540	495
Edenred	6,898	220
Eiffage (2)	2,009	68
Electricite de France	8,008	169
Eramet (2)	316	42
Essilor International	6,543	576
Euler Hermes	400	28
Eurazeo	905	46
Eutelsat	4,994	178
Faurecia	1,652	35
Fonciere des Regions	818	63
France Telecom	61,064	835
GDF Suez (2)	52,024	1,198
GDF Suez, Rights, 8/29/12 (1)	52,024	—
GDF Suez, Strips (1)	2,058	—
Gecina	556	52
Gemalto	2,714	202

Groupe Eurotunnel	16,129	136
Hermes International	255	90
ICADE (1)	667	56
Iliad	675	87
Imerys	1,122	64
Ipsen	591	16
JCDecaux (1)	1,979	56
Klepierre (2)	2,823	89
Klepierre, Rights, 7/31/12 (1)	2,823	—
L'Oreal (2)	9,259	1,114
Lafarge	6,575	256
Lagardere	4,043	123
Legrand	7,969	269
LVMH (2)	11,396	1,888
Michelin	5,512	412
Natixis	28,190	86
PagesJaunes Groupe (2)	4,149	12
Pernod-Ricard	8,063	837
Peugeot	8,198	98
PPR (2)	2,917	488
Publicis	4,382	226
Renault	6,818	310
Rexel	3,292	69
Safran	6,410	238
Sanofi	40,094	3,060
Schneider Electric (1)(2)	16,843	1,035
SCOR	5,788	153
SEB	748	60
Societe Generale, Class A	23,908	565
Sodexo	3,628	289
STMicroelectronics	20,981	119
Suez Environnement	11,290	159
Technip	3,369	381
Television Francaise (2)	4,799	46

Thales	3,058	106
Total	68,800	3,285
Unibail-Rodamco	2,807	525
Valeo	2,354	116
Vallourec	3,636	219
Veolia Environnement	15,840	232
Vinci	17,341	803
Vivendi (2)	38,010	703
Wendel	1,141	85
Zodiac Aerospace	1,254	138
Total France (Cost $43,566)		32,659

GERMANY 7.5%

Common Stocks 7.0%

Adidas	6,431	536
Allianz	13,974	1,557
Axel Springer (2)	1,481	68
BASF (2)	28,437	2,341
Bayer (2)	25,395	1,789
Beiersdorf (2)	2,789	196
Bilfinger Berger	1,033	94
BMW	9,253	880
Brenntag	1,191	148
Celesio	2,532	44
Commerzbank (1)	117,858	255
Continental (2)	2,459	238
Daimler	32,696	1,808
Deutsche Bank	28,618	1,245
Deutsche Boerse	5,994	376
Deutsche Lufthansa	6,814	89

Deutsche Post	27,745	518
Deutsche Telekom	100,841	1,137
E.ON (2)	58,745	1,331
Fielmann	377	37
Fraport	1,084	70
Fresenius	3,942	393
Fresenius Medical Care	6,818	484
GEA Group	5,656	187
Hamburger Hafen Und Logistik	833	28
Hannover Rueckversicherung (2)	1,795	109
Heidelberger Zement (2)	5,764	317
Henkel	1,689	103
HOCHTIEF	1,780	104
Infineon Technologies	33,068	329
Kabel Deutschland (1)	2,775	175
KS	5,884	294
Lanxess	2,558	204
Linde	3,926	672
Man (2)	2,167	274
Merck	1,986	218
METRO	4,981	161
Munich Re	5,794	841
Puma	180	63
Qiagen (1)	7,167	118
RWE	17,736	762
Salzgitter	1,342	70
SAP	28,320	1,878
Siemens	28,163	2,608
SMA Solar Technology (2)	310	13

HONG KONG 3.5%

Common Stocks 3.4%

AIA Group	367,200	1,309
ASM Pacific Technology	5,900	80
Bank of East Asia	61,780	231
Boc Hong Kong	130,000	404
Brightoil Petroleum Holdings (2)	60,000	13
Cafe de Coral (2)	12,000	33
Cathay Pacific Airways	47,000	80
Champion REIT, REIT	73,000	32
Cheung Kong Holdings	53,000	706
Cheung Kong Infrastructure	14,000	83
Chow Tai Fook Jewellery (1)(2)	33,800	51
Citic Resources Holdings (1)	910	—
CLP Holdings	55,900	479
Dah Sing Banking Group	7,040	7
Dah Sing Financial	5,400	19
Esprit Holdings	38,079	79
First Pacific	86,000	93
Foxconn International (1)	64,000	30
Galaxy Entertainment (1)(2)	38,000	119
Great Eagle Holdings (2)	9,000	27
Hang Lung Group	31,000	194
Hang Lung Properties	69,000	256
Hang Seng Bank (2)	23,500	323
Henderson Land Development (2)	35,569	203
HKT Trust & HKT Limited, Equity Units (1)	7,042	6
Hong Kong & China Gas	182,217	466
Hong Kong Exchanges (2)	32,900	526
Hongkong Land Holdings (USD)	53,000	329
Hopewell Holdings	19,500	52
Hutchison Harbour Ring	138,000	12
Hutchison Telecommunications Hong Kong Holdings	55,000	24

Hutchison Whampoa	98,000	944
Hysan Development	23,000	104
Jardine Matheson (USD)	8,000	397
Jardine Strategic (USD)	7,000	225
Johnson Electric	54,500	34
Kerry Properties	21,000	96
Kowloon Development	12,000	13
L'OCCITANE	13,250	35
Li & Fung	185,200	396
Lifestyle International	20,000	47
LINK, REIT (2)	69,000	286
Melco International Development (1)	24,000	25
MGM China Holdings	23,200	43
Mongolia Energy (1)	135,000	11
MTR	53,000	189
New World Development	136,500	171
NWS Holdings	29,000	44
Orient Overseas International	7,700	53
PCCW	162,000	61
Power Assets Holdings	49,000	367
Sands China	74,400	293
Shangri-La Asia	47,500	101
Shun Tak Holdings	60,500	25
Sino Land	89,800	155
SJM Holdings	65,000	143
Sun Hung Kai Properties	59,000	713
Swire Pacific, Class A	28,000	330
Swire Properties	19,600	54
Techtronic Industries (2)	35,500	43
Television Broadcasts	10,000	73
Texwinca Holdings	20,000	24
Tingyi (Cayman Island) (2)	68,000	182
VTech Holdings (2)	5,500	62
Wharf Holdings	46,100	275

Wheelock (2)	24,000	81
Wing Hang Bank	6,500	69
Wynn Macau (2)	48,000	154
Xinyi Glass Holding	78,000	51
Yue Yuen Industrial	24,500	82
		12,717
Mutual Funds 0.1%		
iShares MSCI Hong Kong Index Fund, ETF (USD)	15,500	272
		272
Total Hong Kong (Cost $10,059)		12,989
IRELAND 0.3%		
Common Stocks 0.3%		
CRH	21,756	441
Elan (1)	17,942	248
Irish Bank Resolution (1)	29,788	—
Kerry Group	4,046	185
Ryanair Holdings, ADR (USD) (1)	4,000	135
Total Ireland (Cost $1,599)		1,009
ISRAEL 0.6%		
Common Stocks 0.6%		
Africa-Israel Investments (1)	534	2
Africa-Israel Investments, Rights, 5/2/12 (1)	73	—
Azrieli	1,028	25
Bank Hapoalim	29,370	109
Bank Leumi Le-Israel	45,159	142
Bezeq Israeli Telecommunication	59,190	99
Cellcom Israel	1,451	18
Clal Industries & Investment	1,851	7
Clal Insurance Enterprise Holdings (1)	416	7

ITALY 2.1%

Common Stocks 2.1%

A2A	46,628	30
Assicurazioni Generali	47,645	649
Atlantia	14,240	216
Autogrill	3,786	38
Banca Carige (2)	23,993	25
Banca Monte dei Paschi Siena (2)	166,337	59
Banco Popolare	52,497	78
Buzzi Unicem (1)(2)	2,452	25
Davide Campari-Milano	8,692	61
Edison (1)(2)	15,411	18
Enel	215,481	707
Enel Green Power	61,660	100
Eni	83,695	1,858
Exor	3,838	89
Fiat (1)(2)	24,364	118
Fiat Industrial	25,184	286
Finmeccanica (2)	12,878	55
Intesa Sanpaolo	357,381	541
Lottomatica	1,869	35
Luxottica	4,232	152
Mediaset (2)	25,370	60
Mediobanca	13,018	64
Mediolanum	6,503	27
Parmalat	10,251	23
Pirelli	7,328	89
Prada (HKD) (1)(2)	15,600	106
Prysmian (2)	6,417	104
Saipem	10,029	495
Snam	51,879	247
Telecom Italia (1)	160,375	151
Telecom Italia, Ordinary Shares (1)	432,418	491

Terna	46,110	171
UniCredit	133,830	532
Unione di Banche Italiane (2)	27,720	103
Total Italy (Cost $14,201)		7,803

JAPAN 18.6%

Common Stocks 18.2%

ABC-Mart	800	29
ACOM (1)	1,420	31
Advantest (2)	4,500	75
Aeon (2)	18,300	239
AEON Credit Service (2)	2,300	40
Aeon Mall	2,700	60
Air Water	5,000	63
Aisin Seiki	4,400	155
Ajinomoto	16,000	206
Alfresa Holdings	1,200	56
All Nippon Airways (2)	25,000	73
Alps Electric	4,000	36
Amada	9,000	61
Aoyama Trading	1,500	31
Aozora Bank	25,000	64
Asahi Glass	27,000	212
Asahi Group Holdings	11,100	250
Asahi Kasei	32,000	199
Asatsu	1,000	29
Asics	4,500	48
Astellas Pharma	10,836	438
Autobacs Seven	800	38
AWA Bank	5,000	30
Azbil	1,700	36
Bank of Kyoto	9,000	76
Benesse Holdings	2,400	119

Bridgestone	18,700	443
Brother Industries	8,300	111
Calsonic Kansei	2,000	11
Canon	40,900	1,852
Canon Sales	2,200	28
Capcom	1,500	34
Casio Computer (1)(2)	6,200	41
Central Japan Railway	50	415
Century Tokyo Leasing	1,300	26
Chiba Bank	20,000	121
Chiyoda (2)	6,000	72
Chubu Electric	17,600	287
Chugai Pharmaceutical	6,600	119
Chugoku Bank	5,000	63
Chugoku Electric Power	8,300	142
Citizen Holdings	7,800	49
Coca-Cola West	1,700	31
COMSYS Holdings	3,200	32
Cosmo Oil	19,000	53
Credit Saison	5,500	118
Dai-ichi Life Insurance	307	384
Dai Nippon Printing	16,000	142
Daicel	8,000	51
Daido Steel	10,000	62
Daihatsu Motor	5,000	94
Daiichi Sankyo	16,300	279
Daikin Industries	6,800	181
Dainippon Screen	6,000	54
Dainippon Sumitomo Pharma (2)	4,700	47
Daishi Bank	8,000	25
Daito Trust Construction	2,600	234
Daiwa House	14,000	180
Daiwa Securities Group	54,000	203
Dena	3,400	107

Denki Kagaku Kogyo	15,000	58
Denso	13,600	440
Dentsu	4,300	132
DIC	23,000	48
Disco	500	30
Don Quijote	1,800	66
Dowa Holdings (2)	9,250	59
East Japan Railway	9,200	572
Ebara	10,000	40
Eisai	6,800	266
Electric Power Development	5,000	138
Exedy	700	20
Ezaki Glico	3,000	36
FamilyMart	2,200	98
Fanuc	5,500	934
Fast Retailing	1,600	357
Fuji Electric	17,000	46
FUJI FILM Holdings	11,900	252
Fuji Heavy Industries	18,000	137
Fuji Media Holdings	4	7
Fujikura	11,000	34
Fujitsu Limited	48,000	232
Fukuoka Financial	26,000	108
Fukuyama Transporting (2)	4,000	22
Funai Electric	400	7
Furukawa Electric	16,000	43
Glory Limited	1,500	32
Gree (2)	2,700	73
GS Yuasa	9,000	46
Gunma Bank	11,000	56
H2O Retailing	3,000	26
Hachijuni Bank	12,000	65
Hakuhodo Dy Holdings	870	54
Hamamatsu Photonics (2)	1,900	76

Hankyu Hanshin Holdings	38,000	177
Haseko (1)	50,000	36
Heiwa	1,400	29
HIGO Bank	5,000	28
Hikari Tsushin	700	23
Hino Motors	7,000	50
Hirose Electric	900	94
Hiroshima Bank (2)	14,000	57
Hisamitsu Pharmaceutical (2)	1,400	62
Hitachi	104,000	663
Hitachi Cable (1)	6,000	14
Hitachi Capital	1,100	18
Hitachi Chemical	3,100	57
Hitachi Construction Machinery (2)	2,600	56
Hitachi High-Technologies	1,200	30
Hitachi Koki	1,900	17
Hitachi Metals	5,000	62
Hitachi Transport System	1,000	18
Hokkaido Electric Power	4,800	67
Hokkoku Bank	8,000	28
Hokugin Financial Group	31,000	54
Hokuriku Electric	4,900	84
Honda	41,800	1,505
Hoshizaki Electric	1,600	39
House Foods	1,700	29
HOYA	13,400	308
Hulic	2,100	24
Hyakugo Bank	6,000	25
Hyakujushi Bank	7,000	30
Ibiden	3,400	69
Idemitsu Kosan	600	55
IHI	33,000	80
Inpex	84	559
Isetan Mitsukoshi Holdings	8,820	96

Isuzu Motors	39,000	223
ITO EN	2,300	42
ITOCHU	36,500	411
ITOCHU Techno-Solutions (2)	800	36
Iyo Bank	7,000	58
Izumi	1,600	33
J. Front Retailing	11,800	61
JAFCO	1,100	26
Japan Petroleum Exploration	900	41
Japan Steel Works	8,000	49
Japan Tobacco	154	850
JFE Holdings	14,075	263
JGC	6,000	174
Joyo	18,000	78
JS Group	7,000	138
JSR	5,700	112
Jtekt	10,200	112
Juroku Bank	8,000	25
JX Holdings	57,570	328
K's Holdings (2)	1,400	42
Kagome	3,000	60
Kagoshima Bank	5,000	30
Kajima	24,000	68
Kakaku.com (2)	900	28
Kamigumi	6,000	48
Kandenko 1942	3,000	13
Kaneka	5,000	31
Kansai Electric Power	21,800	316
Kansai Paint	6,000	64
Kansai Urban Banking	12,000	17
Kao	16,400	439
Kawasaki Heavy Industries (2)	37,000	111
Kawasaki Kisen Kaisha (1)(2)	18,000	38
KDDI	103	674

Keihan Electric Railway	17,000	79
Keikyu Corp	13,000	111
Keio	15,000	108
Keisei Electric Railway	8,000	62
Kewpie	3,500	52
Keyence	1,364	321
Kikkoman	5,000	59
Kinden	6,000	42
Kintetsu (2)	52,000	183
Kirin Holdings	22,000	280
Kissei Pharmaceutical	1,300	24
Kobayashi Pharmaceutical	600	30
Kobe Steel	70,000	100
Koito Manufacturing	2,000	31
Kokuyo	2,900	22
Komatsu	31,000	896
Komeri	1,200	34
Konami (2)	3,400	98
Konica Minolta (2)	12,000	97
Kose	700	16
Kubota	20,000	193
Kuraray	11,800	168
Kurita Water Industries	3,000	74
KYB (2)	3,000	17
Kyocera	5,900	575
Kyowa Hakko Kirin	7,000	74
Kyushu Electric Power	10,900	144
Lawson	2,300	152
Lintec	1,100	21
Lion	7,000	40
M3 (2)	4	19
Mabuchi Motor	900	38
Makita	3,200	122
Marubeni	40,000	277

Marui Group	7,100	56
Maruichi Steel Tube	2,100	46
Matsui Securities	3,200	20
Matsumotokiyoshi Holdings	1,200	27
Mazda Motor (1)	87,000	141
MEDIPAL Holdings	5,400	68
MEIJI Holdings	1,670	74
Minebea (2)	12,000	54
Miraca Holdings	1,300	51
Misumi	1,300	30
Mitsubishi	38,500	832
Mitsubishi Chemical	34,500	181
Mitsubishi Electric	50,000	439
Mitsubishi Estate	32,000	565
Mitsubishi Gas Chemical	11,000	72
Mitsubishi Heavy Industries	104,000	471
Mitsubishi Logistics (2)	4,000	44
Mitsubishi Materials	29,000	86
Mitsubishi Motors (1)	127,000	143
Mitsubishi Tanabe Pharma	5,000	69
Mitsubishi UFJ Financial	438,590	2,103
Mitsubishi UFJ Lease & Finance	1,330	55
Mitsui	42,000	654
Mitsui Chemicals	23,000	67
Mitsui Engineer & Shipbuilding	19,000	28
Mitsui Fudosan	27,000	494
Mitsui Mining & Smelting	17,000	43
Mitsui Osk Lines	27,000	104
Mitsumi Electric (1)	2,600	22
Mizuho Financial Group	729,400	1,149
Mochida Pharmaceutical	3,000	35
Mori Seiki	3,000	30
MS&AD Insurance Group Holdings	19,700	362
Murata Manufacturing	6,900	394

Musashino Bank	800	26
Nabtesco	1,500	32
Nagase & Company	2,000	24
Nagoya Railroad (2)	20,000	54
Namco Bandai Holdings	5,600	81
Nanto Bank	8,000	36
NEC	78,000	141
NGK Insulators	8,000	100
NGK Spark Plug	3,000	43
NHK Spring	5,600	58
Nichirei	7,000	32
Nidec (2)	3,300	296
Nidec Sankyo	2,000	12
Nikon (2)	9,200	273
Nintendo	3,300	447
Nippon Electric Glass (2)	11,500	93
Nippon Express	24,000	91
Nippon Kayaku	4,000	40
Nippon Meat Packers	5,000	64
Nippon Paint	6,000	46
Nippon Paper Group	2,600	52
Nippon Sheet Glass	26,000	34
Nippon Shokubai (2)	5,000	56
Nippon Steel	157,000	391
Nippon Telegraph & Telephone	12,400	561
Nippon Television Network	150	23
Nippon Yusen Kabushiki Kaish (2)	38,000	112
Nipro	2,000	14
Nishi-Nippon Bank	18,000	47
Nishi-Nippon Railroad	9,000	42
Nissan Chemical Industries	5,200	47
Nissan Motor	69,400	719
Nissha Printing (1)(2)	1,000	11
Nisshin Seifun Group	5,500	67

Nisshin Steel	22,000	31
Nisshinbo Holdings	4,000	35
Nissin Foods	2,600	98
Nitori	850	78
Nitto Denko	3,900	160
NKSJ Holdings	12,800	263
NOK	3,900	81
Nomura	113,600	463
Nomura Real Estate	2,300	40
Nomura Research Institute	5,000	115
NS Solutions	600	12
NSK	13,000	89
NTN	12,000	45
NTT Data	34	118
NTT DoCoMo	540	919
NTT Urban Development	39	30
Obayashi	16,000	68
Obic	150	32
Odakyu Electric Railway (2)	17,000	157
Ogaki Kyoritsu Bank	9,000	31
Oji Paper	24,000	110
Okuma	4,000	31
Olympus Optical (1)	6,100	96
Omron	7,400	157
ONO Pharmaceutical	2,700	152
Onward Holdings	4,000	31
Oracle Corp Japan	800	31
Oriental Land	1,400	155
ORIX	3,390	323
Osaka Gas	48,000	194
OSAKA Titanium Technologies	400	13
Otsuka	400	32
Otsuka Holdings	12,900	389
Pacific Metals	4,000	19

Panahome	2,000	13
Panasonic (2)	71,095	555
Park24	3,300	45
Point	270	10
Rengo	6,000	44
Resona Holdings	57,100	242
Ricoh (2)	17,000	153
Rinnai	1,200	88
Rohm Company	3,400	154
Rohto Pharmaceutical	3,000	38
Ryohin Keikaku	800	43
San-In Godo Bank	4,000	29
Sankyo-Gunma	1,500	72
Sanrio (2)	1,300	57
Santen Pharmaceutical	1,900	79
Sapporo	9,000	31
Sapporo Hokuyo Holdings	8,900	31
Sawai Pharmaceutical	400	42
SBI Holdings	664	53
Secom	5,400	255
Sega Sammy Holdings	6,040	127
Seibu	1,000	3
Seiko Epson (2)	4,500	60
Seino Holdings	5,000	35
Sekisui Chemical	12,000	108
Sekisui House	16,000	148
Senshu Ikeda Holdings	26,600	35
Seven & I	20,452	618
Sharp (2)	26,000	168
Shiga Bank	6,000	34
Shikoku Electric Power	5,200	134
Shima Seiki	800	15
Shimachu	1,500	34
Shimadzu	7,000	62

Shimamura	600	68
Shimano	2,100	138
Shimizu	18,000	69
Shin-Etsu Chemical	9,900	571
Shinko Electric (2)	2,000	19
Shinsei Bank	61,000	79
Shionogi	7,800	102
Shiseido	9,200	161
Shizuoka Bank	16,000	167
Showa Denko	35,000	78
Showa Shell Sekiya	3,400	21
Sky Perfect JSAT Holdings	29	13
SMC	1,600	266
Softbank	25,500	761
Sohgo Security Services	1,500	17
Sojitz	37,300	63
Sony	30,700	498
Sony Financial	5,200	84
Sotetsu Holdings	12,000	37
Square Enix Holdings	1,400	27
Stanley Electric	4,100	63
Sugi	900	29
SUMCO (1)(2)	3,100	33
Sumitomo	28,800	408
Sumitomo Bakelite	6,000	31
Sumitomo Chemicals	37,000	152
Sumitomo Electric Industries	18,200	246
Sumitomo Forestry	3,900	34
Sumitomo Heavy Industries	14,000	72
Sumitomo Metal Industries	110,000	198
Sumitomo Metal Mining	18,000	236
Sumitomo Mitsui Financial	43,500	1,395
Sumitomo Mitsui Trust Holdings	127,130	372
Sumitomo Osaka Cement	13,000	40

Sumitomo Real Estate Sales	340	16
Sumitomo Realty & Development	15,000	357
Sumitomo Rubber Industries	3,900	54
Sundrug	700	21
Suruga Bank	6,000	60
Suzuken	1,400	42
Suzuki Motor	12,900	304
Sysmex	1,000	40
T&D Holdings	15,700	169
Taiheiyo Cement	28,000	67
Taisei (2)	25,000	64
Taisho Pharmaceutical Holdings	2,100	168
Taiyo Nippon Sanso	9,000	62
Taiyo Yuden (2)	4,000	43
Takara Holdings	5,000	34
Takashimaya	8,000	61
Takata	1,200	29
Takeda Pharmaceutical	18,200	794
TDK	2,900	151
Teijin	22,000	74
TEPCO (1)	37,000	92
Terumo	4,900	224
The 77 Bank	9,000	36
The Bank of Yokohama	31,000	150
The Keiyo Bank	4,000	19
THK	4,000	80
Tobu Railway	33,000	168
Toda	7,000	22
Toho	4,200	75
Toho Gas	12,000	72
Toho Titanium (2)	900	13
Tohoku Electric Power (1)(2)	11,200	117
Tokai Carbon	5,000	25
Tokai Rika	1,100	20

Tokai Rubber Industries	1,200	14
Tokio Marine Holdings	18,500	472
Tokuyama (2)	8,000	25
Tokyo Broadcasting	1,500	20
Tokyo Electron	4,200	232
Tokyo Gas	61,000	294
Tokyo Steel	3,500	27
Tokyo Tatemono (1)	9,000	33
Tokyu	29,000	135
Tokyu Land	12,000	58
TonenGeneral Sekiyu	9,000	84
Toppan Forms	1,400	13
Toppan Printing	16,000	109
Toray Industries	38,000	292
Toshiba	98,000	401
Toshiba Tec	3,000	12
Tosoh	13,000	36
TOTO	9,000	66
Toyo Seikan Kaisha	4,800	64
Toyo Suisan Kaisha	3,000	77
Toyobo	26,000	35
Toyoda Gosei	1,500	31
Toyota Boshoku (2)	2,200	27
Toyota Industries	3,900	110
Toyota Motor	72,704	2,970
Toyota Tsusho	4,200	83
Trend Micro	3,100	94
TSI Holdings	3,000	15
Tsumura	1,600	43
TV Asahi	8	12
Ube Industries	23,000	59
ULVAC (1)(2)	1,300	11
Uni-Charm	3,100	173
UNY	4,400	51

MALTA 0.0%

Common Stocks 0.0%

BGP Holdings (EUR) (1)	347,336	–
Total Malta (Cost $–)		–

MEXICO 0.0%

Common Stocks 0.0%

Fresnillo (GBP)	6,614	167
Total Mexico (Cost $88)		167

MONGOLIA 0.0%

Common Stocks 0.0%

Mongolian Mining (1)(2)	34,000	27
Total Mongolia (Cost $35)		27

NETHERLANDS 2.1%

Common Stocks 2.1%

Aegon (1)	58,703	271
Akzo Nobel (2)	7,121	382
Akzo Nobel, Rights, 5/18/12 (1)	7,121	–
ASML (2)	13,270	675
Boskalis Westminster	2,254	82
Corio	2,806	126
Corio, Rights, 5/1/12 (1)	2,806	–
Fugro, GDS	2,475	180
Heineken	9,961	545
Heineken, Class A (2)	2,273	105
ING Groep, GDS (1)	118,713	837
Koninklijke Ahold	35,305	448
Koninklijke DSM	5,577	320
Koninklijke KPN	47,116	423

NORWAY 1.0%

Common Stocks 1.0%

Aker Solutions	6,143	104
DNB (2)	37,397	403
Gjensidige Forsikring	5,986	68
Kvaerner	6,143	18
Norsk Hydro	31,316	152
Orkla (2)	31,629	232
Seadrill	10,802	418
Statoil	39,208	1,047
Storebrand (1)	13,521	61
Subsea 7 (1)	10,839	281
Telenor	25,482	469
Yara International	6,722	330
Total Norway (Cost $3,271)		3,583

PORTUGAL 0.2%

Common Stocks 0.2%

Banco Comercial (1)(2)	160,926	23
Banco Espirito Santo (1)(2)	22,232	19
Banco Espirito Santo, Rights, 5/2/12 (1)	22,232	10
Brisa	13,395	47
Cimpor-Cimentos de Portugal	5,959	44
EDP Renovaveis (1)	7,790	33
Electricidade de Portugal	66,396	190
Galp Energia	7,647	120
Jeronimo Martins	7,764	145
Portugal Telecom	27,559	148
Total Portugal (Cost $1,387)		779

RUSSIA 0.0%

Common Stocks 0.0%

United Company RUSAL (HKD) (1)	37,000	26
Total Russia (Cost $27)		26

SINGAPORE 1.8%

Common Stocks 1.7%

Ascendas Real Estate Investment Trust	62,000	104
CapitaCommercial Trust, REIT	62,880	66
CapitaLand	97,500	232
Capitamall Trust, REIT	76,100	111
City Developments	21,000	172
ComfortDelGro	62,012	77
Cosco	27,000	23
DBS Group	54,000	609
Fraser & Neave	43,000	245
Genting Singapore (1)	187,000	261
Global Logistic Properties (1)	70,000	117
Golden Agri-Resources	275,872	164
Golden Agri-Resources, Warrants, 7/23/12 (1)	20,509	3
Guocoland	9,333	13
Hutchison Port Holdings Trust, Equity Units (USD)	133,000	100
Indofood Agri Resources (1)	13,000	15
Jardine Cycle & Carriage	4,000	152
Keppel	40,600	363
Keppel Land	22,000	56
M1	10,385	20
Neptune Orient Lines (1)	30,000	30
Noble Group	145,541	139
Olam International	55,300	101
Oversea-Chinese Banking	78,000	565
SembCorp Industries	26,520	108

SembCorp Marine	24,600	101
SIA Engineering	7,000	22
Singapore Airlines	18,333	159
Singapore Exchange	32,000	173
Singapore Post	43,000	35
Singapore Press	47,750	153
Singapore Technologies	45,000	109
Singapore Telecommunications	244,250	616
SMRT	24,000	33
Starhub	19,950	51
United Overseas Bank	35,520	553
United Overseas Land	17,652	64
Venture	8,000	56
Wilmar International	78,000	307
Wing Tai Holdings	18,700	18
Yanlord Land Group	21,000	20
		6,316
Mutual Funds 0.1%		
iShares MSCI Singapore Index Fund, ETF (USD)	13,000	169
		169
Total Singapore (Cost $4,593)		6,485
SOUTH KOREA 5.6%		
Common Stocks 5.5%		
AMOREPACIFIC	238	60
AMOREPACIFIC, New Shares	131	126
BS Financial	5,560	57
Celltrion	2,567	72
Cheil Industries	1,537	132
Cheil Worldwide	2,570	45
CJ	502	35
CJ CheilJedang	307	102

CJ Korea Express (1)	340	24
Daelim Industrial	1,036	96
Daewoo Engineering & Construction (1)	3,710	31
Daewoo International	1,189	35
Daewoo Securities (1)	7,470	76
Daewoo Shipbuilding & Marine	2,290	64
Daishin Securities	2,010	17
Daum Communications	393	37
DGB Financial	3,930	46
Dongbu Insurance	2,110	84
Dongkuk Steel	1,380	22
Doosan	740	90
Doosan Heavy Industries	1,259	59
Doosan Infracore (1)	2,500	47
E-Mart	643	153
GS Engineering & Construction	1,139	85
GS Holdings	1,383	73
Halla Climate Control	1,260	26
Hana Financial Group	7,450	256
Hanjin Heavy Industries & Construction (1)	1,080	16
Hanjin Shipping (1)	2,703	37
Hankook Tire	3,400	144
Hanwha	2,230	57
Hanwha Chemical	2,090	41
Hite Jinro	1,620	35
Honam Petrochemical	490	118
Hyosung	1,035	53
Hyundai	5,051	1,200
Hyundai Department Store	719	102
Hyundai Development	2,240	47
Hyundai Engineering & Construction	2,550	161
Hyundai Glovis	223	44
Hyundai Heavy Industries	1,752	439
Hyundai Hysco	710	25

Hyundai Marine & Fire Insurance	2,040	52
Hyundai Merchant Marine (1)	2,200	56
Hyundai Mipo Dockyard	447	49
Hyundai Mobis	2,239	609
Hyundai Securities (1)	5,060	42
Hyundai Steel	1,264	110
Hyundai Wia	305	46
Industrial Bank of Korea	4,860	54
Kangwon Land	4,780	103
KB Financial	11,880	405
KCC	157	40
KEPCO Engineering & Construction	225	14
Kia Motors	9,178	677
Korea Electric Power	7,870	151
Korea Exchange Bank	7,680	58
Korea Gas	690	27
Korea Investment Holdings (1)	1,710	59
Korea Life Insurance (1)	7,680	46
Korea Zinc	435	141
Korean Air (1)	1,071	42
KT	3,800	99
KT&G	2,099	144
Kumho Petro Chemical	701	66
LG	2,652	135
LG Chemical	1,528	385
LG Display (1)	8,250	182
LG Electronics	3,804	236
LG Hausys	245	14
LG Household & Health Care	360	189
LG Uplus	8,151	40
Lotte Chilsung Beverage	34	38
Lotte Confectionery	32	49
Lotte Midopa	580	7
Lotte Shopping	259	80

LS	958	64
Mando	427	68
Mirae Asset Securities (1)	497	15
NCsoft	500	130
NHN	1,471	333
Nong Shim	166	33
OCI	745	141
Orion	122	97
Posco	2,680	891
S-Oil	2,596	225
S1 Corporation	848	42
Samsung C & T	4,778	325
Samsung Card	1,098	34
Samsung Electro-Mechanics	1,668	162
Samsung Electronics	4,471	5,499
Samsung Engineering	1,230	234
Samsung Fine Chemicals	576	28
Samsung Fire & Marine	1,456	278
Samsung Heavy Industries	7,100	262
Samsung Life Insurance	3,049	270
Samsung SDI	1,165	168
Samsung Securities (1)	2,227	99
Samsung Techwin	1,582	97
Shinhan Financial Group	14,580	510
Shinsegae	219	48
SK C&C	589	49
SK Holdings	1,097	118
SK Hynix (1)	15,870	394
SK Innovation	2,132	298
SK Networks	2,660	22
SK Telecom	1,223	146
SKC	430	15
STX	1,749	19
STX Offshore & Shipbuilding	1,610	18

STX Pan Ocean (SGD)	3,000	17
Woongjin Coway	2,300	74
Woori Finance Holdings	12,000	127
Woori Investment & Securities (1)	5,092	50
Yuhan	331	31
		20,345

Mutual Funds 0.1%

iShares MSCI South Korea Index Fund, ETF (USD)	7,400	438
		438
Total South Korea (Cost $16,391)		20,783

SPAIN 2.4%

Common Stocks 2.4%

Abertis Infraestructuras	11,745	182
Acciona	757	47
ACERINOX (2)	7,686	93
ACS Group (2)	7,255	133
Amadeus IT Holding, A Shares	10,319	211
Banco Bilbao Vizcaya Argentaria	150,491	1,017
Banco Bilbao Vizcaya Argentaria, Rights, 4/30/12 (1)	150,447	22
Banco de Sabadell (2)	80,043	189
Banco Espanol de Credito	2,480	9
Banco Popular Espanol (2)	39,876	127
Banco Santander	272,628	1,703
Banco Santander, New Shares (1)	11,359	71
Bankinter (2)	10,570	47
CaixaBank (2)	34,425	119
Corporacion Financiera Alba	929	36
Distribuidora Internacional de Alimentacion (1)	20,229	97
Enagas	5,520	97
Endesa	2,521	45
Ferrovial	16,911	188

Fomento de Construcciones y Contratas (2)	1,516	26
Gas Natural	12,175	170
Grifols (1)(2)	6,569	165
Grifols, Class B (1)	656	12
Iberdrola	136,534	636
Inditex (2)	7,664	689
Indra Sistemas	4,880	51
Mapfre	27,739	80
Mediaset Espana Comunicacion	4,769	22
Red Electrica	1,611	70
Repsol	26,678	510
Telefonica	140,965	2,054
Zardoya Otis (2)	4,368	54
Total Spain (Cost $12,869)		8,972

SWEDEN 2.9%

Common Stocks 2.8%

Alfa Laval (2)	9,730	194
Assa-Abloy, Class B (2)	10,659	311
Atlas Copco, A Shares (2)	24,922	593
Atlas Copco, B Shares	5,770	121
Boliden	8,432	135
Electrolux	9,204	206
Elekta, B Shares	2,040	104
Getinge, B Shares	6,836	184
Hennes & Mauritz, Class B (1)(2)	17,960	617
Hexagon, B Shares	7,811	159
Holmen, B Shares	1,849	49
Husqvarna, B Shares	13,614	78
Industrivarden, A Shares	10,474	169
Industrivarden, C Shares	1,348	21
Investor, B Shares (2)	13,906	277
Kinnevik Investment, Class B	7,024	143

LM Ericsson (1)(2)	92,577	917
Lundin Petroleum (1)	7,329	146
Modern Times, B Shares	1,856	90
Nordea Bank	92,701	822
Ratos, B Shares	7,116	83
Sandvik, A Shares	38,642	612
Scania, B Shares	13,013	266
Securitas, B Shares	10,726	98
Skandinaviska Enskilda Banken	66,706	450
Skanska	12,173	198
SKF, B Shares (2)	12,601	299
SSAB	8,047	82
SSAB AB	1,455	13
Svenska Cellulosa, B Shares	18,535	294
Svenska Handelsbanken, A Shares	18,953	614
Swedbank	29,274	485
Swedish Match	6,456	262
Tele2, B Shares	12,893	246
TeliaSonera	66,553	445
Volvo, A Shares	17,555	243
Volvo, B Shares	39,695	550
		10,576
Mutual Funds 0.1%		
iShares MSCI Sweden Index Fund, ETF (USD)	9,300	263
		263
Total Sweden (Cost $9,058)		10,839
SWITZERLAND 7.9%		
Common Stocks 7.7%		
ABB	71,612	1,305
Actelion	2,986	126
Adecco (1)	4,363	212

Aryzta	2,622	132
Baloise Holding	1,542	119
Banque Cantonale Vaudois	103	58
Barry Callebaut	62	60
BKW (1)	955	37
Clariant (1)	8,852	113
Credit Suisse	36,919	883
EMS Chemie Holdings	525	103
GAM Holding	6,151	79
Geberit	1,259	266
Givaudan	285	277
Glencore (GBP)	28,600	198
Holcim	7,477	465
Julius Baer	6,352	243
Kuehne & Nagel	1,844	224
Lindt & Spruengli	43	140
Lindt & Spruengli, Regular Shares	3	118
Logitech International-Reg (1)	108	1
Lonza Group	1,632	74
Nestle	106,741	6,539
Nobel Biocare	3,700	45
Novartis, Regulation D Shares	76,518	4,219
Pargesa Holding	1,143	77
Partners Group Holding	320	61
PSP Swiss Property	1,427	128
Richemont, Class A	16,046	992
Roche Holding - Genusscheine	21,644	3,954
Schindler Holding	1,256	162
Schindler Holding, Regulation D Shares	244	31
SGS Group	180	348
Sika	32	68
Sonova	1,512	167
Straumann (2)	233	39
Sulzer AG	1,056	152

Swiss Life	989	101
Swiss Prime Site	1,667	139
Swiss Re	11,395	714
Swisscom	637	237
Syngenta	2,908	1,021
Synthes	1,459	252
The Swatch Group	1,169	93
The Swatch Group, B Shares	1,011	466
Transocean	10,707	534
UBS (1)	118,049	1,474
Zurich Insurance Group	4,533	1,109
		28,355
Mutual Funds 0.2%		
iShares MSCI Switzerland Index Fund, ETF (USD)	26,100	648
		648
Total Switzerland (Cost $24,600)		29,003
UKRAINE 0.0%		
Common Stocks 0.0%		
Ferrexpo (GBP)	5,286	25
Total Ukraine (Cost $32)		25
UNITED KINGDOM 20.6%		
Common Stocks 20.2%		
3I Group	28,683	89
Admiral Group	5,990	118
Aegis Group	34,737	100
African Barrick Gold	3,662	21
Aggreko	8,152	298
AMEC	10,191	188
Anglo American	40,679	1,563

ARM Holdings	41,337	352
Ashmore Group	10,595	66
Associated British Foods	12,173	241
AstraZeneca	39,685	1,739
Aviva	88,007	440
BAE Systems	99,351	476
Barclays	374,423	1,326
BG Group	103,791	2,443
BHP Billiton	72,051	2,309
BP	580,459	4,192
British American Tobacco	60,675	3,111
British Land	27,277	217
British Sky Broadcasting	40,412	445
British Telecommunications	237,714	813
Bunzl	10,116	168
Burberry Group	13,377	322
Cairn Energy	16,922	94
Capita	18,849	203
Capital Shopping Centres	19,863	105
Carnival	6,599	214
Centrica	158,374	789
Cobham	34,131	125
Compass Group	57,775	604
Daily Mail & General Trust	8,105	55
Diageo	77,252	1,944
Drax	11,248	99
Essar Energy (1)(2)	11,704	28
Experian	30,739	485
G4S	43,288	196
GKN	47,779	158
GlaxoSmithKline	156,547	3,620
Glencore International (2)	14,296	99
Hammerson	21,815	148
Hargreaves Lansdown	7,099	61

Hays	41,351	60
HSBC	548,870	4,945
ICAP	19,762	122
IMI	9,610	154
Imperial Tobacco	31,345	1,253
Inmarsat Ventures	13,594	97
InterContinental Hotels	8,914	212
International Power	46,685	316
International Consolidated Airlines Group (1)	27,609	79
Intertek	4,794	196
Invensys	24,010	87
Investec	18,134	105
ITV	119,552	162
J Sainsbury	57,522	287
John Wood	11,388	144
Johnson Matthey	6,599	248
Kingfisher	72,004	339
Ladbrokes	26,858	78
Land Securities	24,005	283
Legal & General Group	180,183	344
Lloyds Banking Group (1)	1,234,631	621
Logica	47,578	60
London Stock Exchange	6,086	107
Lonmin	6,234	105
Man Group	57,829	97
Marks & Spencer Group	48,768	283
Meggitt	23,926	159
National Grid	109,410	1,182
Next	5,493	261
Old Mutual	149,122	358
Pearson	24,995	471
Petrofac	7,958	224
Prudential	77,579	950
Randgold Resources	2,795	246

Reckitt Benckiser	22,347	1,301
Reed Elsevier	37,204	308
Rentokil Group	53,881	76
Resolution	43,878	159
Rexam	26,907	188
Rio Tinto	44,148	2,459
Rolls-Royce (1)	57,169	764
Royal Bank of Scotland (1)	546,186	215
Royal Dutch Shell, A Shares	112,461	4,002
Royal Dutch Shell, B Shares	82,477	3,007
RSA Insurance Group	108,347	185
SABMiller	36,682	1,541
Sage Group	40,669	189
Schroders	6,318	145
Schroders, Non-Voting Shares	434	8
Segro	22,866	82
Serco Group	15,075	133
Severn Trent	7,240	199
Shire	17,194	561
Smith & Nephew	27,287	269
Smiths Group	12,051	209
SSE	28,637	614
Standard Chartered	73,237	1,790
Standard Life	71,772	260
Tate & Lyle	14,324	160
Tesco	245,165	1,263
Tui Travel	16,640	52
Tullow Oil	27,784	692
Unilever	40,392	1,379
United Utilities	20,750	208
Vedanta Resources (2)	3,944	78
Vodafone	1,547,266	4,281
Weir Group	6,474	179
Whitbread	5,401	169

SECURITIES LENDING COLLATERAL 6.7%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6.7%

Money Market Funds 5.8%

T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	21,627,961	21,628
		21,628

Repurchase Agreements 0.9%

Credit Suisse, Tri-Party, Dated 4/30/12, 0.17%, Delivery Value of $3,343,349 on 5/1/12, Collateralized by U.S. Government securities, 0.625% - 1.875%, 7/15/13 - 7/15/21, valued at $3,410,200	3,343,333	3,343
		3,343
Total Investments through Securities Lending Program with JPMorgan Chase Bank		24,971
Total Securities Lending Collateral (Cost $24,971)		24,971

Total Investments in Securities	
106.2% of Net Assets (Cost $399,230)	**$ 392,183**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at April 30, 2012. See Note 4.
(3) Seven-day yield
(4) Affiliated Companies
(5) At April 30, 2012, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depository Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depository Receipts
GDS Global Depository Shares
HKD Hong Kong Dollar
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 4/30/12	Year Ended 10/31/11
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 5,486	$ 11,463
Net realized loss	(1,509)	(27,812)
Change in net unrealized gain (loss)	9,569	(1,262)
Increase (decrease) in net assets from operations	13,546	(17,611)
Distributions to shareholders		
Net investment income	(11,106)	(10,341)
Net realized gain	–	(369)
Decrease in net assets from distributions	(11,106)	(10,710)
Capital share transactions*		
Shares sold	37,972	90,363
Distributions reinvested	10,714	10,391
Shares redeemed	(33,871)	(158,239)
Redemption fees received	21	36
Increase (decrease) in net assets from capital share transactions	14,836	(57,449)
Net Assets		
Increase (decrease) during period	17,276	(85,770)
Beginning of period	351,857	437,627
End of period	**$ 369,133**	**$ 351,857**
Undistributed net investment income	3,739	9,359
*Share information		
Shares sold	3,579	7,654
Distributions reinvested	1,108	889
Shares redeemed	(3,195)	(13,368)
Increase (decrease) in shares outstanding	1,492	(4,825)

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to match the performance of the FTSE® International Limited (“FTSE”) All World Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption will have no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on April 30, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at April 30, 2012, totaled $(10,000) for the six months ended April 30, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2012, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2012, the fund held equity futures with cumulative unrealized loss of $33,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended April 30, 2012, the fund recognized $170,000 of realized gain on Futures and a $94,000 change in unrealized loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. At its election, the fund may also hold additional U.S. dollars and foreign currencies in an account with the broker to settle future variation margin obligations. All cash and currencies held by the broker for initial margin or future settlements are reflected as deposits on futures contracts on the accompanying Statement of Assets and Liabilities. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2012, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On April 30, 2012, the value of cash collateral investments was $24,971,000, and the value of loaned securities was $23,350,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $25,576,000 and $16,664,000, respectively, for the six months ended April 30, 2012.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after November 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates. Accordingly, it is possible that all or a portion of the fund’s pre-effective capital loss carryforwards could expire unused. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2011, the fund had $67,832,000 of available capital loss carryforwards, which expire as follows: $11,710,000 in fiscal 2016, $18,272,000 in fiscal 2017, $10,857,000 in fiscal 2018, and $26,993,000 in fiscal 2019.

At April 30, 2012, the cost of investments for federal income tax purposes was $404,287,000. Net unrealized loss aggregated $12,103,000 at period-end, of which $71,732,000 related to appreciated investments and $83,835,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Acquisition of certain foreign currencies related to security transactions are also subject to tax. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2012, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement with T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, to provide investment advisory services to the fund; the subadvisory agreement provides that Price Associates may pay the subadvisor up to 60% of the management fee that Price Associates receives from the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses; interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2012, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 6, 2012, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The Board also unanimously approved the continuation of the investment subadvisory agreement (Subadvisory Contract) that the Advisor has entered into with T. Rowe Price International Ltd (Subadvisor) on behalf of the fund. The Board considered a variety of factors in connection with its review of the Advisory Contract and Subadvisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor and Subadvisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor and Subadvisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities, such as financial, accounting, and administrative services; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s and Subadvisor’s senior management teams and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor and Subadvisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the three-month and the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor and Subadvisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the gross profits realized from managing the fund in particular and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. The Board noted that, under the Advisory Contract, the fund pays the Advisor a single fee based on the fund’s average daily net assets that includes investment management services and provides for the Advisor to pay all expenses of the fund’s operations except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s single-fee structure in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. For these purposes, the Board assumed that the fund’s management fee rate was equal to the single fee less the fund’s operating expenses. The information provided to the Board indicated that the fund’s management fee rate was below the median for comparable funds and the fund’s total expense ratio was at or below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients that illustrated how the requirements and economies of the institutional business are fundamentally different from those of the mutual fund business. The information showed that the Advisor’s responsibilities for its institutional account business are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it advises, and that the Advisor performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds than it does for institutional account clients. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Advisory Contract were reasonable.

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 14, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date June 14, 2012